UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 102.3%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	3,735,045	3,688,970
3.0%, with various maturities from 9/15/2042 until 2/15/2043 (a)	99,252,406	98,288,271
3.1%, with various maturities from 10/15/2041 until 2/15/2042	4,517,311	4,510,854
3.25%, with various maturities from 9/15/2042 until 11/15/2042	6,307,396	6,368,007
3.5%, with various maturities from 11/1/2041 until 3/20/2043 (a)	590,164,939	606,443,536
4.0%, with various maturities from 8/20/2030 until 5/20/2043 (a)	313,325,785	330,554,179
4.2%, 6/15/2040	210,041	221,713
4.25%, with various maturities from 9/15/2040 until 10/15/2041	4,386,986	4,648,099
4.49%, with various maturities from 6/15/2041 until 7/15/2041	2,294,946	2,448,771
4.5%, with various maturities from 6/20/2033 until 5/15/2042	312,382,780	334,590,939
4.55%, 1/15/2041	4,337,240	4,623,938
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,414,699	1,517,986
5.0%, with various maturities from 3/20/2029 until 2/20/2042	317,840,714	344,868,527
5.5%, with various maturities from 12/15/2025 until 6/15/2042	248,484,555	274,049,244
6.0%, with various maturities from 8/20/2023 until 5/15/2040	156,700,318	173,718,072
6.5%, with various maturities from 11/20/2032 until 3/20/2041	41,401,475	46,237,873
7.0%, with various maturities from 1/15/2036 until 6/20/2039	4,610,199	5,197,928
7.5%, with various maturities from 6/20/2022 until 8/20/2032	230,229	270,495

Total Government National Mortgage Association (Cost $2,265,732,154)		2,242,247,402
Collateralized Mortgage Obligations 20.0%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	1,228,903	1,059,282
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	1,403,154	983,089
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	12,273,177	8,953,599
"UF", Series 3807, 1.394% *, 2/15/2041	1,445,992	1,447,836
"BC", Series 4144, 2.5%, 12/15/2042	1,200,000	965,652
"KB", Series 4144, 2.5%, 12/15/2042	3,200,000	2,582,801
"KH"', Series 4153, 2.5%, 1/15/2043	2,292,400	1,807,043
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	9,672,784	636,635
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,638,038	88,690
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	14,585,028	1,050,290
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	3,195,830	231,574
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,717,863	217,298
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,794,689	262,993
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,697,727	138,081
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	2,303,884	206,423
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	4,121,066	408,934
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	4,565,200	649,457
"ZB", Series 4183, 3.0%, 3/15/2043	10,075,188	8,703,190
"PT", Series 3586, 3.017% *, 2/15/2038	6,608,352	6,757,522
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	2,716,471	32,862
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	6,196,939	431,009
"DZ", Series 4199, 3.5%, 5/15/2043	10,029,167	8,913,241
"VZ", Series 4212, 4.0%, 6/15/2043	20,000,000	19,628,868
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	2,925,162	140,966
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	17,815,054	2,174,016
"ZW", Series 3763, 4.5%, 11/15/2040	11,230,325	11,377,821
"57", Series 256, Interest Only, 5.0%, 3/15/2023	2,146,103	174,112
"CZ", Series 3658, 5.0%, 4/15/2040	1,945,317	2,108,666
"SY", Series 3035, Interest Only, 5.908% **, 9/15/2035	2,858,601	446,791
"SP", Series 3016, Interest Only, 5.918% **, 8/15/2035	970,241	81,150
"PE", Series 2489, 6.0%, 8/15/2032	4,271,174	4,702,310
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	813,424	143,846
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	3,120,958	517,853
"SJ", Series 3501, Interest Only, 6.258% **, 1/15/2039	12,173,931	2,083,455
"SG", Series 3033, Interest Only, 6.458% **, 9/15/2035	2,068,271	343,178
"A", Series 172, Interest Only, 6.5%, 1/1/2024	243,372	36,084
"SB", Series 2742, Interest Only, 6.808% **, 1/15/2019	3,657,101	424,479
"SN", Series 3175, Interest Only, 6.958% **, 6/15/2036	6,671,996	1,393,787
Federal National Mortgage Association:
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	915,818
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,681,980	242,500
"IG", Sreies 2011-96, Interest Only, 3.0%, 10/25/2026	5,217,839	584,469
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	1,778,249
"PU", Series 2013-30, 3.0%, 4/25/2043	12,575,630	11,629,392
"LZ", Series 2013-45, 3.0%, 5/25/2043	12,511,785	10,108,440
"ZC", Series 2013-53, 3.0%, 6/25/2043	13,157,813	11,344,211
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	5,641,705	401,971
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	8,094,380	419,034
"KI", Series 2012-98, Interest Only, 3.5%, 7/25/2027	32,171,031	3,698,678
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	9,750,300	2,335,467
"ZN", Series 2013-54, 3.5%, 6/25/2043	11,706,046	11,104,280
"KZ", Series 2013-66, 3.5%, 7/25/2043	9,000,000	8,516,250
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	7,916,694	216,833
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	2,691,354	181,386
"25", Series 351, Interest Only, 4.5%, 5/1/2019	2,100,570	181,830
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	2,309,386	111,978
"CZ", Series 2011-99, 4.5%, 10/25/2041	6,490,647	6,855,461
"21", Series 334, Interest Only, 5.0%, 3/1/2018	2,215,455	165,257
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,742,416	130,038
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,649,102	113,363
"27", Series 351, Interest Only, 5.0%, 4/1/2019	540,395	41,388
"26", Series 381, Interest Only, 5.0%, 12/25/2020	369,453	29,493
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	991,019	65,014
"PZ", Series 2007-47, 5.0%, 5/25/2037	13,602,830	14,393,664
"ZA", Series 2008-24, 5.0%, 4/25/2038	19,492,014	21,355,359
"ZX", Series 2010-13, 5.0%, 3/25/2040	17,714,271	19,588,294
"KT", Series 2007-32, 5.5%, 4/25/2037	1,590,319	1,729,220
"PJ", Series 2004-46, Interest Only, 5.807% **, 3/25/2034	5,494,207	714,266
"HS", Series 2009-87, Interest Only, 5.957% **, 11/25/2039	13,096,814	1,700,964
"ZB", Series 2005-37, 6.0%, 5/25/2035	3,013,230	3,374,896
"Z", Series 2006-116, 6.0%, 12/25/2036	2,965,848	3,307,468
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	6,626,347	750,077
"PI", Series 2007-75, Interest Only, 6.347% **, 8/25/2037	19,034,716	3,756,518
"SB", Series 2010-107, Interest Only, 6.397% **, 9/25/2040	38,405,967	5,900,040
"PI", Series 2006-20, Interest Only, 6.487% **, 11/25/2030	17,433,502	3,156,853
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	665,554
"SA", Series 2005-17, Interest Only, 6.507% **, 3/25/2035	4,816,559	1,074,298
"SI", Series 2007-23, Interest Only, 6.577% **, 3/25/2037	1,549,490	274,020
"SJ", Series 2007-36, Interest Only, 6.577% **, 4/25/2037	4,007,463	528,917
"SA", Series 2005-42, Interest Only, 6.607% **, 5/25/2035	3,620,710	448,182
"KI", Series 2005-65, Interest Only, 6.807% **, 8/25/2035	1,898,412	351,954
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.00 **, 8/20/2034 *	1,356,457	0
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,026,089	733,741
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,045,456
"HS", Series 2009-121, Interest Only, 1.0%, 2/20/2037	8,111,737	306,342
"IG", Series 2010-147, Interest Only, 2.0%, 11/16/2013	20,489,387	128,296
"HX", Series 2012-91, 3.0%, 9/20/2040	11,812,155	12,143,107
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,015,000	5,154,796
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	12,471,471	1,303,134
"BE", Series 2010-164, 3.5%, 1/20/2039	10,483,317	10,511,638
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	3,240,483	220,538
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	5,426,506	191,797
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	117,338	759
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	40,370	15
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,263,575	2,451,181
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,556,050
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	4,246,880	423,817
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	3,247,649	343,254
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	4,916,354	586,939
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	574,590
"GP", Series 2010-67, 4.5%, 3/20/2039	10,514,000	11,413,968
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,994,024	523,424
"IP", Series 2011-132, Interest Only, 4.5%, 12/20/2039	18,009,850	1,498,384
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,497,592	3,680,534
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	7,919,150	2,078,985
"ZY", Series 2010-160, 4.5%, 12/20/2040	12,307,205	12,710,310
"ZV", Series 2011-73, 4.5%, 5/20/2041	13,177,111	13,838,004
"QI", Series 2013-20, Interest Only, 4.5%, 12/16/2042	15,220,352	3,040,675
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	6,198,575
"LV", Series 2012-77, 5.0%, 7/20/2026	8,000,000	8,701,632
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	1,505,746	26,850
"Z", Series 2005-25, 5.0%, 3/16/2035	6,037,182	6,604,673
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	4,437,072	154,468
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,453,201	5,043,345
"Z", Series 2008-5, 5.0%, 1/20/2038	6,551,595	7,132,462
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,159,382	185,392
"ZN", Series 2009-64, 5.0%, 7/20/2039	24,215,689	26,570,135
"Z", Series 2009-112, 5.0%, 11/20/2039	10,761,974	11,943,570
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,277,943	1,405,227
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,744,912	176,938
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	4,482,706	397,855
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,529,950	144,404
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	329,713	5,338
"PC", Series 2003-19, 5.5%, 3/16/2033	5,557,421	6,175,547
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	2,630,392	325,588
"Z", Series 2006-12, 5.5%, 3/20/2036	96,759	112,759
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,064,008	2,362,660
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,366,379	233,811
"DZ", Series 2009-106, 5.5%, 11/20/2039	94,949	108,242
"SJ", Series 2011-66, Interest Only, 5.858% **, 5/16/2041	16,850,922	2,873,664
"BS", Series 2011-93, Interest Only, 5.908% **, 7/16/2041	23,049,284	3,661,870
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	4,534,536	287,617
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	573,438	155,297
"AV", Series 2010-14, Interest Only, 6.108% **, 2/16/2040	7,014,972	1,336,715
"SA", Series 2012-84, Interest Only, 6.108% **, 12/20/2038	16,443,263	2,863,205
"ST", Series 2009-31, Interest Only, 6.158% **, 3/20/2039	975,614	128,857
"SM", Series 2009-100, Interest Only, 6.258% **, 5/16/2039	2,928,377	329,758
"AI", Series 2007-38, Interest Only, 6.268% **, 6/16/2037	5,045,279	684,060
"SA", Series 2006-49, Interest Only, 6.268% **, 2/20/2036	5,455,658	577,646
"SI", Series 2008-27, Interest Only, 6.278% **, 3/20/2038	4,248,404	590,811
"SL", Series 2009-100, Interest Only, 6.308% **, 5/16/2039	3,384,531	523,810
"GI", Series 2006-28, Interest Only, 6.308% **, 3/20/2035	1,429,963	60,967
"QA", Series 2007-57, Interest Only, 6.308% **, 10/20/2037	3,817,502	502,211
"S", Series 2003-11, Interest Only, 6.358% **, 2/16/2033	1,813,126	278,497
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,483,524	299,109
"SA", Series 2006-69, Interest Only, 6.608% **, 12/20/2036	5,805,663	954,204
"S", Series 1999-17, Interest Only, 8.008% **, 5/16/2029	949,258	184,071
"SA", Series 1999-44, Interest Only, 8.358% **, 12/16/2029	846,654	152,581

Total Collateralized Mortgage Obligations (Cost $440,525,575)		437,460,382
U.S. Government Agency Sponsored Pass-Throughs 3.0%
Federal National Mortgage Association:
3.0%, 11/15/2027	23,250,000	21,292,064
3.5%, 1/1/2042 (a)	43,000,000	43,671,875

Total U.S. Government Agency Sponsored Pass-Throughs (Cost $67,748,547)		64,963,939
Government & Agency Obligations 1.6%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.1% ***, 9/5/2013 (b)	6,097,000	6,096,774
U.S. Treasury Note, 0.75%, 6/15/2014 (c) (d)	30,000,000	30,158,190

Total Government & Agency Obligations (Cost $36,429,498)		36,254,964

	Contracts	Value ($)
Call Options Purchased 0.6%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5	1,050	49,219

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.6%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/20161	44,600,000	2,820,954
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/20162	42,100,000	2,544,234
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20163	42,100,000	2,389,470
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174	48,400,000	2,512,400
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175	47,000,000	2,246,797

		12,513,855
Options on Mortgage-Backed Securities - TBAs 0.0%
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $106.2032	30,000,000	2,344
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $106.2114	30,000,000	1
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $108.8054	30,000,000	0
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $108.8282	30,000,000	2,344
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $108.8286	30,000,000	0
30 Year-GNSF, Expiration Date 7/15/2013, Strike Price $106.2196	30,000,000	0

		4,689

Total Call Options Purchased (Cost $11,508,818)		12,567,763

	Contract Amount	Value ($)
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174	48,400,000	502,595
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175	47,000,000	576,498

Total Put Options Purchased (Cost $3,242,687)		1,079,093

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,825,187,279) †	127.5	2,794,573,543
Notes Payable	(2.5)	(54,230,000)
Other Assets and Liabilities, Net	(25.0)	(548,295,606)

Net Assets	100.0	2,192,047,937

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

**	These securities are shown at their current rate as of June 30, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,825,420,249.  At June 30, 2013, net unrealized depreciation for all securities based on tax cost was $30,846,706.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,336,889 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $86,183,595.

(a)	When-issued or delayed delivery security included.
(b)	At June 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	At June 30, 2013, this security has been pledged, in whole or in part, as collateral for open written options.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long U.S. Treasury Bond	USD	9/19/2013	123	18,119,438	(1,066,860)

At June 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2013	1,500	189,843,750	483,361

Currency Abbreviation

USD	United States Dollar

At June 30, 2013, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (e)

Call Options
30-Year GNSF	3.0	60,000,0002	7/15/2013	105.828	300,000	(7,031)
30-Year GNSF	3.0	60,000,0006	7/15/2013	105.766	300,000	(1)
30-Year GNSF	3.0	30,000,0004	7/15/2013	105.875	150,000	—
Total Call Options					750,000	(7,032)

Put Options
30-Year GNSF	3.5	30,000,0006	7/15/2013	108.328	133,594	(1,724,701)
30-Year GNSF	3.0	30,000,0002	7/15/2013	104.047	225,000	(1,555,078)
30-Year GNSF	3.0	30,000,0006	7/15/2013	104.063	225,000	(1,556,160)
30-Year GNSF	3.0	30,000,0009	7/15/2013	104.063	225,000	(1,564,314)
30-Year GNSF	3.0	30,000,0004	7/15/2013	105.711	203,906	(2,080,269)
30-Year GNSF	3.0	30,000,0006	7/15/2013	105.719	214,453	(2,052,768)
30-Year GNSF	3.5	30,000,0002	7/15/2013	108.328	119,531	(1,728,516)
30-Year GNSF	3.0	30,000,0002	7/15/2013	105.703	194,531	(2,044,922)
30-Year GNSF	3.5	30,000,0004	7/15/2013	108.305	124,219	(1,766,353)
30-Year GNSF	3.0	60,000,0002	7/15/2013	104.828	346,875	(3,569,531)
30-Year GNSF	3.0	60,000,0006	7/15/2013	104.766	346,875	(3,533,797)
30-Year GNSF	3.0	30,000,0004	7/15/2013	104.875	173,438	(1,829,694)
30-Year GNSF	3.5	30,000,0001	8/13/2013	105.578	210,938	(1,024,482)
30-Year GNSF	3.5	30,000,0002	8/13/2013	105.547	206,250	(1,059,375)
30-Year GNSF	3.5	30,000,0004	8/13/2013	105.531	206,250	(1,053,934)
30-Year GNSF	3.0	30,000,0007	8/13/2013	102.234	325,781	(1,156,688)
30-Year GNSF	3.0	60,000,0008	8/13/2013	102.266	637,500	(2,210,397)
Total Put Options					4,119,141	(31,510,979)

Total					4,869,141	(31,518,011)

(e)	Unrealized depreciation on mortgage-backed securities - TBAs at June 30, 2013 was $26,648,870.

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Put Options
10 Year U.S. Treasury Note Future	900	8/23/2013	130.0	757,125	(3,262,500)

(f)	Unrealized depreciation on written options on exchange-traded futures contracts at June 30, 2013 was $2,505,375.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	24,200,0004	2/1/2017	1,742,400	(2,271,248)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	23,500,0005	2/1/2017	1,699,757	(2,052,709)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	51,000,0003	5/9/2014	376,125	(1,411,716)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	44,600,0001	5/9/2016	1,516,400	(2,002,415)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	42,100,0002	4/25/2016	1,557,700	(1,794,858)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	42,100,0003	4/20/2016	1,500,865	(1,680,396)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,0005	3/15/2016	601,800	(954,700)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,0003	3/15/2016	368,475	(954,700)
Total Call Options				9,363,522	(13,122,742)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,0003	3/15/2016	368,475	(45,201)
Pay Fixed - 1.132% -Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,0005	3/15/2016	130,050	(45,201)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	51,000,0003	5/9/2014	376,125	(56,569)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	51,000,0008	3/27/2014	696,150	(162,731)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	51,000,0004	3/18/2014	734,400	(184,885)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	24,200,0004	2/1/2017	1,742,400	(748,629)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	23,500,0005	2/1/2017	1,699,757	(817,626)
Total Put Options				5,747,357	(2,060,842)

Total				15,110,879	(15,183,584)

(g)	Unrealized depreciation on written options on interest rate swap contracts at June 30, 2013 was $72,705.
At June 30, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/23/2014 4/23/2016	400,000,0003	Fixed - 0.921%	Floating - LIBOR	208,333	208,333	—
4/23/2014 4/23/2019	100,000,0003	Fixed - 2.077%	Floating - LIBOR	85,714	85,714	—
4/23/2014 4/23/2024	100,000,0002	Fixed - 3.024%	Floating - LIBOR	(43,827)	(43,827)	—
4/23/2014 4/23/2034	48,000,0002	Fixed - 3.532%	Floating - LIBOR	(36,279)	(36,279)	—
5/22/2014 5/22/2020	72,900,0002	Floating - LIBOR	Fixed - 1.686%	(2,905,190)	—	(2,905,190)
6/3/2013 6/3/2025	48,500,0003	Floating - LIBOR	Fixed - 3.0%	450,701	—	450,701
Total net unrealized depreciation					(2,454,489)

Counterparty:
1	Bank of America
2	Citigroup, Inc.
3	Nomura International PLC
4	JPMorgan Chase Securities, Inc.
5	BNP Paribas
6	Credit Suisse
7	Morgan Stanley
8	Barclays Bank PLC
9	Goldman Sachs
GNSF: Government National Single Family
LIBOR: London Interbank Offered Rate
TBA: To Be Announced

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Government National Mortgage Association	$—	$2,242,247,402	$—	$2,242,247,402
Collateralized Mortgage Obligations	—	437,460,382	—	437,460,382
US Government Agency Sponsored Pass-Throughs	—	64,963,939	—	64,963,939
Government & Agency Obligations	—	36,254,964	—	36,254,964
Derivatives(j)
Purchased Options	49,219	13,597,637	—	13,646,856
Futures Contracts	483,361	—	—	483,361
Interest Rate Swap Contracts	—	450,701	—	450,701
Total	$532,580	$2,794,975,025	$—	$2,795,507,605

Liabilities
Derivatives(j)
Futures Contracts	$(1,066,860)	$—	$—	$(1,066,860)
Written Options	(3,262,500)	(46,701,595)	$—	(49,964,095)
Interest Rate Swap Contracts	—	(2,905,190)	—	(2,905,190)
Total	$(4,329,360)	$(49,606,785)	$—	$(53,936,145)

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased, written options, at value; and unrealized appreciation (depreciation) on futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(583,499)	$(2,454,489)	$(30,331,599)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013